As filed with the Securities and Exchange Commission on December 17, 2021

1933 Act Registration No. 333-168727

1940 Act Registration No. 811-22452

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 47	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 48	[X]

First Trust Series Fund

(Exact Name of Registrant as Specified in Charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Series Fund

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on January 16, 2022 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 47

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 45, as it relates to the First Trust Managed Municipal Fund, a series of the Registrant, until January 16, 2022. Parts A and B the Registrant’s Post-Effective Amendment No. 45 under the Securities Act of 1933 as it relates to the First Trust Managed Municipal Fund, filed on October 5, 2021, are incorporated by reference herein.

Part C – Other Information

Signatures

First Trust Series Fund

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1) Declaration of Trust of the Registrant is incorporated by reference to the initial registration statement filed on Form N-1A (File No. 333-168727) for Registrant on August 10, 2010.

(2) Amended and Restated Declaration of Trust, dated June 12, 2017, is incorporated by reference to the Post-Effective Amendment No. 26 filed on Form N-1A (File No. 333-168727) for Registrant on February 28, 2018.

(b)	By-Laws of the Registrant, is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.
(c)	(1) Amended and Restated Designation of Series, dated November 20, 2014, is incorporated by reference to the Post-Effective Amendment No. 19 filed on Form N-1A (File No. 333-168727) for Registrant on August 24, 2015.

(2) Amended and Restated Designation of Classes, dated March 9, 2015, is incorporated by reference to the Post-Effective Amendment No. 19 filed on Form N-1A (File No. 333-168727) for Registrant on August 24, 2015.

(d)	(1) Investment Management Agreement, is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(2) Amended Schedule A to Investment Management Agreement, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(e)	(1) Distribution Agreement by and between the Registrant and First Trust Portfolios L.P, is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(2) Amended Exhibit A to Distribution Agreement, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(f)	Not Applicable.
(g)	(1) Custodian Agreement by and between the Registrant and Brown Brothers Harriman and Co., dated as of November 1, 2010, is incorporated by reference to the the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(2) Revised Schedule A to Custodian Agreement by and Between the Registrant and Brown Brothers Harriman and Co., dated November 2, 2015, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(3) Custody Agreement between the Registrant and The Bank of New York Mellon dated November 1, 2012, is incorporated by reference to the Post-Effective Amendment No. 11 filed on Form N-1A (File No. 333-168727) for Registrant on February 28, 2014.

(h)	(1) Administrative Agency Agreement by and between the Registrant and Brown Brothers Harriman and Co., dated as of November 1, 2010, is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(2) Amended Appendix A to the Administrative Agency Agreement, dated November 2, 2015, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(3) Subscription Agreement between the Registrant on behalf of First Trust Preferred Securities and Income Fund, and First Trust Portfolios L.P., is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(4) Subscription Agreement between the Registrant on behalf of First Trust/Confluence Small Cap Value Fund, and First Trust Portfolios L.P., is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(5) Expense Reimbursement, Fee Waiver and Recovery Agreement by and between the Registrant and First Trust Advisors L.P., is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(6) Amended Exhibit A to Expense Reimbursement, Fee Waiver and Recovery Agreement, is incorporated by reference to the Post-Effective Amendment No. 40 filed on Form N-1A (File No. 333-168727) for Registrant on February 26, 2021.

(7) Form of Subscription Agreement for First Trust Short Duration High Income Fund, is incorporated by reference to the Post-Effective Amendment No. 7 filed on Form N-1A (File No. 333-168727) for Registrant on October 5, 2012.

(8) Administration and Accounting Services Agreement between the Registrant and The Bank of New York Mellon dated November 1, 2012, is incorporated by reference to the Post-Effective Amendment No. 11 filed on Form N-1A (File No. 333-168727) for Registrant on February 28, 2014.

(9) Transfer Agency and Shareholder Services Agreement between the Registrant and The Bank of New York Mellon dated September 30, 2011, is incorporated by reference to the Post-Effective Amendment No. 11 filed on Form N-1A (File No. 333-168727) for Registrant on February 28, 2014.

(10) Amended Exhibit B to the Transfer Agency and Shareholder Services Agreement between the Registrant and The Bank of New York Mellon, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(i)	Not Applicable.
(j)	Not Applicable.
(k)	Not Applicable.
(l)	Not Applicable.
(m)	(1) 12b 1 Distribution and Service Plan, is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(2) Amended Exhibit A to 12b-1 Distribution and Service Plan, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(n)	(1) Multiple Class Plan Adopted Pursuant to Rule 18f-3, is incorporated by reference to the Pre-Effective Amendment No. 1 filed on Form N-1A (File No. 333-168727) for Registrant on December 23, 2010.

(2) Form of Multiple Class Plan Adopted Pursuant to Rule 18f-3, is incorporated by reference to the Post-Effective Amendment No. 20 filed on Form N-1A (File No. 333-168727) for Registrant on November 6, 2015.

(o)	Not Applicable.
(p)	(1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013, is incorporated by reference to the Post-Effective Amendment No. 17 filed on Form N-1A (File No. 333-168727) for Registrant on February 20, 2015.

(2) First Trust Funds Code of Ethics, amended on October 30, 2013, is incorporated by reference to the Post-Effective Amendment No. 17 filed on Form N-1A (File No. 333-168727) for Registrant on February 20, 2015.

(q)	(1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson dated December 31, 2015, is incorporated by reference to the Post-Effective Amendment No. 22 filed on Form N-1A (File No. 333-210186) for Registrant on February 26, 2016.

(2) Powers of Attorney for Ms. Keefe dated November 1, 2021, is filed herewith.

__________________

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Section 9.5 of the Registrant’s Declaration of Trust provides as follows:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.	Business and Other Connections of the Investment Adviser

First Trust Advisors L.P. (“First Trust”), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust’s principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. (“FTP”). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management of the Fund” in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

Name and Position with First Trust	Employment During Past Two Years
Andrew S. Roggensack, President	Managing Director and President, First Trust
R. Scott Hall, Managing Director	Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director	Managing Director (since July 2012); Senior Vice President, First Trust
Kelly C. Dehler, Chief Compliance Officer	Assistant General Counsel, First Trust
Brian Wesbury, Chief Economist and Senior Vice President	Chief Economist and Senior Vice President, First Trust
Item 32.	Principal Underwriters
(a)	FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund, First Trust Exchange-Traded AlphaDEX® Fund II and First Trust Variable Insurance Trust. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.
(b)	Positions and Offices with Underwriter.
Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
The Charger Corporation	General Partner	None
Grace Partners of DuPage L.P.	Limited Partner	None
James A. Bowen	Chief Executive Officer and Managing Director	Trustee and Chairman of the Board
James M. Dykas	Chief Financial Officer and Managing Director	President and Chief Executive Officer
Frank L. Fichera	Managing Director	None
R. Scott Hall	Managing Director	None
W. Scott Jardine	General Counsel, Secretary and Managing Director	Secretary
Daniel J. Lindquist	Managing Director	Vice President
David G. McGarel	Chief Investment Officer, Chief Operating Officer and Managing Director	None
Richard A. Olson	Managing Director	None
Marisa Bowen	Managing Director	None
Andrew S. Roggensack	President and Managing Director	None
Kristi A. Maher	Deputy General Counsel	Chief Compliance Officer and Assistant Secretary
* All addresses are 120 East Liberty Drive, Wheaton, Illinois 60187.

(c)	Not Applicable
Item 33.	Location of Accounts and Records

First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

The Bank of New York Mellon (“BNY”) maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

BNY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 17th day of December, 2021.

First Trust Series Fund
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	December 17, 2021
James M. Dykas
/s/ Donald P. Swade	Treasurer, Chief Financial Officer and Chief Accounting Officer	December 17, 2021
Donald P. Swade
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
	) By:	/s/ W. Scott Jardine
Robert F. Keith*	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	December 17, 2021
Niel B. Nielson*	) Trustee )
)

*	Original powers of attorney dated December 31, 2015, or November 1, 2021, authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein, or is filed herewith.

Index to Exhibits

(q)(2)	Powers of Attorney for Ms. Keefe dated November 1, 2021, is filed herewith.